Capital disclosures (Details Textual)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	2.30	2.28
Top of range [member]
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	1.5